Description of Organization and Business Operations - Additional Information (Detail) - USD ($)						3 Months Ended	6 Months Ended
	Dec. 11, 2020	Dec. 10, 2020	Nov. 27, 2020	Nov. 06, 2020	Oct. 13, 2020	Dec. 31, 2020	Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation						Oct. 13, 2020	Oct. 13, 2020
Proceeds from related party debt					$ 25,000	$ 240,416	$ 1,100,000
Sale of stock issue price per share				$ 0.01
Proceeds from initial public offering	$ 402,500,000					402,500,000
Proceeds from issuance of warrants						11,050,000
Payment to acquire restricted investments	402,500,000					$ 402,500,000
Allocation of proceeds from common stock and warrant	$ 413,550,000
Term of restricted investments						185 days	185 days
Percentage of public shares due for redemption in case business combination is not consummated						100.00%	100.00%
Minimum fair market value of assets of acquire as percentage of assets in the trust account						80.00%	80.00%
Minimum per share amount to be maintained in the trust account						$ 10.00	$ 10.00
Minimum net worth to effect business combination						$ 5,000,001	$ 5,000,001
Threshold period for redemption of public shares post the cut off time for completion of business combination						10 days	10 days
Estimated expenses payable for dissolution						$ 100,000	$ 100,000
Redemption Period One [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Period within which public shares shall be redeemed in case business combination does not occur						24 months	24 months
Redemption Period Two [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Period within which public shares shall be redeemed in case business combination does not occur						27 months	27 months
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share						$ 10.00
Class of warrants or rights issued during the period shares	10,062,500
Securities sold during the year units	40,250,000
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants	$ 11,050,000
Class of warrants or rights issued during the period shares	7,366,667
Class of warrants or rights issued during the period price per warrant	$ 1.50
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period shares	1,312,500
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share	$ 0.0001
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares	5,250,000
Class of warrants or rights issued during the period shares	1,312,500
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares	40,250,000
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share						$ 0.0001	$ 0.0001
Sponsor [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants		$ 11,050,000
Class of warrants or rights issued during the period shares		7,366,667
Class of warrants or rights issued during the period price per warrant		$ 1.50
Sponsor [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares share based compensation gross				2,300,000
Stock issued during period value share based compensation gross				$ 25,000
Stock issued during period shares share based compensation forfeited			287,500
Shares transferred to directors officers			201,250
Sale of stock issue price per share				$ 0.01